7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

June 8, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:     Voya Investors Trust

            (File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 25, 2018, to the Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Prospectus, each dated May 1, 2018 for VY® T. Rowe Price Equity Income Portfolio.

The purpose of the filing is to submit the 497(e) filing dated May 25, 2018 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel Voya Investment Management – Voya Family of Funds